Document And Entity Information	Apr. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2020
Entity Registrant Name	ARMSTRONG WORLD INDUSTRIES, INC.
Entity Central Index Key	0000007431
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	1-2116
Entity Tax Identification Number	23-0366390
Entity Address, Address Line One	2500 Columbia Avenue P.O. Box 3001
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17603
City Area Code	(717)
Local Phone Number	397-0611
Entity Incorporation, State or Country Code	PA
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AWI
Security Exchange Name	NYSE